Employee Benefits (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Expense related to defined contribution plan	£ 1,092,981	£ 1,063,009	£ 901,531